COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) item	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Litigation Settlement Awards
Total rent expense			$ 1,900	$ 1,800	$ 700
Minimum aggregate rental commitment under all non-cancelable operating leases
2015			3,392
2016			3,125
2017			2,626
2018			2,440
2019			2,452
Thereafter			5,829
Total			$ 19,864
Alabama Litigation Member
Minimum aggregate rental commitment under all non-cancelable operating leases
Number of lawsuits involved | item	2		2
Period of games played	6 months		6 months
United States District Court | Multimedia Games Shareholder Litigation | Maximum
Litigation Settlement Awards
Attorneys's fee paid by Holdings	$ 310,000	$ 310,000	$ 310,000